UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Global Industrials Fund

Investor Class (RPGIX)

This annual shareholder report contains important information about Global Industrials Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Industrials Fund - Investor Class	$117	1.05%

What drove fund performance during the past 12 months?

  Global industrials stocks produced strong results for the 12-month reporting period, supported by tailwinds, including increased demand for data center and artificial intelligence infrastructure as well as heightened aerospace and defense spending. Regionally, gains were fairly broad-based, with notable strength across developed Europe.

  Versus the MSCI All Country World Index Industrials Plus Automobiles and Auto Components Net, stock selection and an underweight allocation in the business services segment was a significant contributor to the fund’s relative performance. This was led by our holding in fire safety and inspection and service provider API Group, which benefited from data center demand and strategic acquisitions. Stock choices in aerospace and defense also boosted relative results. Shares of UK aircraft engine manufacturer Rolls-Royce have outperformed under a new chief executive who took over in January 2023 and also have been supported by a travel rebound that has increased demand for long-haul jet turbines and their maintenance.

  Conversely, stock selection in the information technology (IT) and industrial conglomerates industries detracted. In IT, concerns about its growth strategy weighed on shares of Keyence, a Japanese company that sells machine vision and laser sensor products. In industrial conglomerates, tariff concerns and uncertainty regarding the spinoff of its precision technology segment pressured Fortive’s stock price.

  The fund seeks to provide long-term growth of capital by investing in companies in the industrials sector that we believe are growing market share, benefiting from high barriers to entry, pursuing continuous operational improvement, and allocating capital well.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	10,210	10,024	10,101
2016	10,429	10,123	9,940
2016	10,988	10,660	10,679
2016	10,983	10,786	10,882
2017	11,797	11,532	11,608
2017	12,520	12,024	12,176
2017	13,284	12,647	12,927
2017	13,830	13,372	13,620
2018	13,851	13,244	13,377
2018	13,459	13,314	12,912
2018	14,434	13,884	13,456
2018	12,146	12,113	11,437
2019	13,937	13,588	12,811
2019	14,728	14,079	13,341
2019	14,530	14,075	13,208
2019	15,904	15,335	14,208
2020	11,895	12,059	10,417
2020	14,659	14,376	12,407
2020	16,610	15,545	14,172
2020	20,685	17,828	17,033
2021	22,642	18,643	18,203
2021	23,205	20,021	19,115
2021	22,691	19,810	18,787
2021	23,735	21,133	20,227
2022	21,122	20,000	18,933
2022	17,415	16,868	15,533
2022	16,371	15,717	14,774
2022	18,610	17,252	15,998
2023	21,248	18,512	17,650
2023	22,974	19,656	19,109
2023	21,553	18,987	18,236
2023	24,257	21,082	20,203
2024	25,122	22,810	21,548
2024	24,486	23,464	21,178
2024	26,585	25,016	23,304
2024	25,522	24,769	23,206
2025	24,883	24,441	22,607
2025	28,164	27,258	25,976
2025	30,347	29,336	28,068
2025	31,571	30,302	28,632

202501-4140694, 202601-5112693

F153-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Global Industrials Fund (Investor Class)	23.70%	8.82%	12.18%
MSCI All Country World Index Net (Regulatory Benchmark)	22.34	11.19	11.72
MSCI All Country World Index Industrials Plus Automobiles and Auto Components Net (Strategy Benchmark)	23.38	10.95	11.09

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$171,618
  Number of Portfolio Holdings103
  Investment Advisory Fees Paid (000s)$784
  Portfolio Turnover Rate84.5%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Industrial Machinery	16.9%
Industrial Conglomerates	16.1
Electrical Equipment	13.9
Aerospace & Defense	11.0
Automobiles	9.6
Business Services	6.7
Construction & Farm Equipment	6.4
Information Technology	5.1
Other	14.3

Top Ten Holdings (as a % of Net Assets)

Tesla	9.3%
Siemens	4.0
Airbus	3.6
Caterpillar	2.9
General Electric	2.9
Renesas Electronics	2.4
Rolls-Royce Holdings	2.3
Boeing	1.9
Deere	1.9
Parker-Hannifin	1.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Global Industrials Fund

Investor Class (RPGIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Global Industrials Fund

I Class (TRGAX)

This annual shareholder report contains important information about Global Industrials Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Industrials Fund - I Class	$82	0.73%

What drove fund performance during the past 12 months?

  Global industrials stocks produced strong results for the 12-month reporting period, supported by tailwinds, including increased demand for data center and artificial intelligence infrastructure as well as heightened aerospace and defense spending. Regionally, gains were fairly broad-based, with notable strength across developed Europe.

  Versus the MSCI All Country World Index Industrials Plus Automobiles and Auto Components Net, stock selection and an underweight allocation in the business services segment was a significant contributor to the fund’s relative performance. This was led by our holding in fire safety and inspection and service provider API Group, which benefited from data center demand and strategic acquisitions. Stock choices in aerospace and defense also boosted relative results. Shares of UK aircraft engine manufacturer Rolls-Royce have outperformed under a new chief executive who took over in January 2023 and also have been supported by a travel rebound that has increased demand for long-haul jet turbines and their maintenance.

  Conversely, stock selection in the information technology (IT) and industrial conglomerates industries detracted. In IT, concerns about its growth strategy weighed on shares of Keyence, a Japanese company that sells machine vision and laser sensor products. In industrial conglomerates, tariff concerns and uncertainty regarding the spinoff of its precision technology segment pressured Fortive’s stock price.

  The fund seeks to provide long-term growth of capital by investing in companies in the industrials sector that we believe are growing market share, benefiting from high barriers to entry, pursuing continuous operational improvement, and allocating capital well.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
5/3/17	500,000	500,000	500,000
6/30/17	514,864	511,592	510,965
9/30/17	546,243	538,103	542,467
12/31/17	569,067	568,937	571,542
3/31/18	570,811	563,466	561,370
6/30/18	555,113	566,473	541,851
9/30/18	595,667	590,700	564,671
12/31/18	501,521	515,375	479,950
3/31/19	575,981	578,122	537,604
6/30/19	609,127	599,003	559,858
9/30/19	601,441	598,848	554,271
12/31/19	658,621	652,451	596,250
3/31/20	493,471	513,054	437,136
6/30/20	608,186	611,657	520,658
9/30/20	689,277	661,387	594,721
12/31/20	859,150	758,506	714,796
3/31/21	941,528	793,181	763,884
6/30/21	965,786	851,823	802,137
9/30/21	945,065	842,842	788,382
12/31/21	989,072	899,113	848,821
3/31/22	881,127	850,914	794,529
6/30/22	727,214	717,656	651,837
9/30/22	683,829	668,714	619,992
12/31/22	777,860	734,000	671,333
3/31/23	889,134	787,625	740,694
6/30/23	962,257	836,279	801,917
9/30/23	903,441	807,824	765,282
12/31/23	1,017,338	896,962	847,819
3/31/24	1,054,642	970,480	904,260
6/30/24	1,028,530	998,326	888,745
9/30/24	1,117,527	1,064,354	977,957
12/31/24	1,074,287	1,053,829	973,841
3/31/25	1,048,007	1,039,870	948,711
6/30/25	1,187,455	1,159,732	1,090,086
9/30/25	1,280,241	1,248,137	1,177,874
12/31/25	1,332,962	1,289,227	1,201,550

202501-4140694, 202601-5112693

F1090-052 2/26

Average Annual Total Returns

	1 Year	5 Years	Since Inception 5/3/17
Global Industrials Fund (I Class)	24.08%	9.18%	11.98%
MSCI All Country World Index Net (Regulatory Benchmark)	22.34	11.19	11.55
MSCI All Country World Index Industrials Plus Automobiles and Auto Components Net (Strategy Benchmark)	23.38	10.95	10.65

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$171,618
  Number of Portfolio Holdings103
  Investment Advisory Fees Paid (000s)$784
  Portfolio Turnover Rate84.5%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Industrial Machinery	16.9%
Industrial Conglomerates	16.1
Electrical Equipment	13.9
Aerospace & Defense	11.0
Automobiles	9.6
Business Services	6.7
Construction & Farm Equipment	6.4
Information Technology	5.1
Other	14.3

Top Ten Holdings (as a % of Net Assets)

Tesla	9.3%
Siemens	4.0
Airbus	3.6
Caterpillar	2.9
General Electric	2.9
Renesas Electronics	2.4
Rolls-Royce Holdings	2.3
Boeing	1.9
Deere	1.9
Parker-Hannifin	1.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Global Industrials Fund

I Class (TRGAX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024

Audit Fees	$26,647	$26,450
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPGIX Global Industrials Fund
TRGAX Global Industrials Fund–
.
I Class

T. ROWE PRICE Global Industrials Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 19 .99 $ 19 .07 $ 14 .67 $ 19 .08 $ 16 .91
Investment activities
Net investment income
(1)(2)
0 .04 0 .06 0 .06 0 .04 0 .03
Net realized and unrealized
gain/loss 4 .71 0 .94 4 .39 ( 4 .16 ) 2 .46
Total from investment
activities 4 .75 1 .00 4 .45 ( 4 .12 ) 2 .49
Distributions
Net investment income ( 0 .05 ) ( 0 .08 ) ( 0 .05 ) ( 0 .02 ) ( 0 .01 )
Net realized gain ( 1 .83 ) — — ( 0 .27 ) ( 0 .31 )
Total distributions ( 1 .88 ) ( 0 .08 ) ( 0 .05 ) ( 0 .29 ) ( 0 .32 )
NET ASSET VALUE
End of period $ 22 .86 $ 19 .99 $ 19 .07 $ 14 .67 $ 19 .08
Ratios/Supplemental Data
Total return
(2)(3)
23 .70% 5 .21% 30 .35% ( 21 .59 ) % 14 .74%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1 .17% 1 .15% 1 .08% 1 .14% 1 .05%
Net expenses after waivers/
payments by Price Associates 1 .05% 1 .05% 1 .05% 1 .05% 1 .05%
Net investment income 0 .20% 0 .31% 0 .34% 0 .25% 0 .14%
Portfolio turnover rate 84 .5% 60 .9% 56 .1% 47 .6% 39 .7%
Net assets, end of period (in
thousands) $72,046 $68,663 $102,813 $62,071 $184,811
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global Industrials Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 20 .03 $ 19 .09 $ 14 .68 $ 19 .15 $ 17 .00
Investment activities
Net investment income
(1)(2)
0 .11 0 .12 0 .11 0 .09 0 .09
Net realized and unrealized
gain/loss 4 .73 0 .95 4 .41 ( 4 .17 ) 2 .47
Total from investment
activities 4 .84 1 .07 4 .52 ( 4 .08 ) 2 .56
Distributions
Net investment income ( 0 .13 ) ( 0 .13 ) ( 0 .11 ) ( 0 .12 ) ( 0 .10 )
Net realized gain ( 1 .83 ) — — ( 0 .27 ) ( 0 .31 )
Total distributions ( 1 .96 ) ( 0 .13 ) ( 0 .11 ) ( 0 .39 ) ( 0 .41 )
NET ASSET VALUE
End of period $ 22 .91 $ 20 .03 $ 19 .09 $ 14 .68 $ 19 .15
Ratios/Supplemental Data
Total return
(2)(3)
24 .08% 5 .60% 30 .79% ( 21 .35 ) % 15 .12%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .94% 0 .91% 0 .87% 0 .90% 0 .82%
Net expenses after
waivers/payments by Price
Associates 0 .73% 0 .74% 0 .74% 0 .74% 0 .73%
Net investment income 0 .51% 0 .62% 0 .67% 0 .60% 0 .49%
Portfolio turnover rate 84 .5% 60 .9% 56 .1% 47 .6% 39 .7%
Net assets, end of period (in
thousands) $99,572 $77,152 $104,259 $74,851 $90,065
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global Industrials Fund
December 31, 2025

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.3%
INDUSTRIALS & BUSINESS SERVICES  96.5%
Aerospace & Defense  10.6%
Airbus (EUR)  26,452 6,143
Beta Technologies, Class A (1) 4,960 140
Boeing (1) 15,124 3,284
Booz Allen Hamilton Holding (2) 17,758 1,498
Hadrian Automation, Rights, 12/19/26, Acquisition Date:
12/19/25, Cost $— (1)(3)(4) 22,483 67
Indra Sistemas (EUR) (2) 8,997 512
L3Harris Technologies  3,104 911
Montana Aerospace (CHF) (1) 42,478 1,511
Rolls-Royce Holdings (GBP)  249,221 3,854
TransDigm Group  198 263
18,183
Auto Components  1.0%
Atmus Filtration Technologies  32,237 1,673
1,673
Automobiles  9.6%
Tesla (1) 35,614 16,016
Toyota Motor (JPY)  22,700 488
16,504
Building Products  5.0%
Daikin Industries (JPY)  9,500 1,215
Fortune Brands Innovations  28,007 1,401
Heidelberg Materials (EUR)  3,004 779
Hon Hai Precision Industry (TWD)  195,000 1,429
Kingspan Group (EUR)  16,916 1,458
Louisiana-Pacific (2) 8,500 687
Steel Dynamics  9,102 1,542
8,511
Business Services  6.0%
API Group (1) 36,679 1,403
Ashtead Group (GBP)  29,494 2,011
Compass Group (GBP)  54,888 1,739
GE HealthCare Technologies  8,013 657
Keysight Technologies (1) 8,487 1,725
LG Electronics India (INR) (1) 546 9
Recruit Holdings (JPY)  38,200 2,147

T. ROWE PRICE Global Industrials Fund

Shares $ Value
(Cost and value in $000s)
‡
Visional (JPY) (1) 8,800 562
10,253
Construction & Engineering  2.0%
Larsen & Toubro (INR)  30,064 1,366
Siemens Energy (EUR) (1) 7,314 1,026
SPIE (EUR)  17,188 991
3,383
Construction & Farm Equipment  6.4%
Caterpillar  8,690 4,978
Cummins  3,648 1,862
Deere  6,988 3,254
Komatsu (JPY)  30,800 977
11,071
Electrical Equipment  13.9%
Acuity  7,300 2,628
BE Semiconductor Industries (EUR)  7,284 1,139
Belden  21,645 2,523
Carrier Global  9,080 480
Contemporary Amperex Technology, A Shares (CNH)  22,000 1,157
Delta Electronics (TWD)  24,000 732
GE Vernova  1,458 953
Hitachi (JPY)  93,200 2,923
Hubbell (2) 2,710 1,203
Infineon Technologies (EUR)  21,721 948
Lasertec (JPY) (2) 2,900 552
nVent Electric  11,500 1,173
Optex Group (JPY) (2) 63,800 1,042
Prysmian (EUR)  20,069 2,002
Rockwell Automation  4,999 1,945
Schneider Electric (EUR)  5,391 1,475
Yokogawa Electric (JPY)  26,700 856
23,731
Industrial Conglomerates  16.1%
3M  18,761 3,004
Ferguson Enterprises  9,210 2,050
Fortive  46,510 2,568
General Electric  16,099 4,959
Linde  6,415 2,735
Nippon Sanso Holdings (JPY)  44,000 1,314
Rheinmetall (EUR)  565 1,031
Shin-Etsu Chemical (JPY)  22,700 705
Siemens (EUR)  24,756 6,934

T. ROWE PRICE Global Industrials Fund

Shares $ Value
(Cost and value in $000s)
‡
SLB  31,860 1,223
TKH Group, CVA (EUR) (2) 26,091 1,119
27,642
Industrial Machinery  16.1%
Airtac International Group (TWD)  46,000 1,356
Applied Industrial Technologies  5,960 1,530
Dover  13,340 2,604
Esab  21,090 2,356
Ingersoll Rand  25,713 2,037
KION Group (EUR) (2) 22,529 1,780
Middleby (1) 17,391 2,586
Miura (JPY)  75,300 1,462
Parker-Hannifin  3,480 3,059
Quaker Chemical (2) 14,001 1,922
Sany Heavy Industry, Class H (HKD) (1) 437,600 1,271
Stanley Black & Decker  21,628 1,607
TE Connectivity  5,007 1,139
TechnipFMC  19,229 857
Techtronic Industries (HKD)  120,000 1,380
WEG (BRL)  83,380 737
27,683
Information Technology  5.1%
Entegris  11,010 928
Keyence (JPY)  4,800 1,736
Renesas Electronics (JPY) (2) 296,900 4,067
Uber Technologies (1) 6,795 555
Vertiv Holdings, Class A  9,305 1,507
8,793
Road & Rail  4.6%
Canadian Pacific Kansas City  13,117 966
CSX  79,913 2,897
DSV (DKK)  5,677 1,430
Kyushu Railway (JPY)  1,700 44
Old Dominion Freight Line (2) 16,456 2,580
7,917
Trading Companies & Distribution  0.1%
VSE (2) 1,060 183
183
Total Industrials & Business Services 165,527

T. ROWE PRICE Global Industrials Fund

Shares $ Value
(Cost and value in $000s)
‡
NON-INDUSTRIALS  0.6%
Non-Industrials  0.6%
Open House Group (JPY)  17,100 1,004
Total Non-Industrials 1,004
Total Miscellaneous Common Stocks  1.2% (5) 2,079
Total Common Stocks (Cost $125,277) 168,610
CONVERTIBLE PREFERRED STOCKS  1.1%
INDUSTRIALS & BUSINESS SERVICES  1.1%
Aerospace & Defense  0.4%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $656 (1)(3)(4) 16,521 4
ABL Space Systems, Series A-9, Acquisition Date: 10/22/21,
Cost $1,034 (1)(3)(4) 17,010 4
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $430 (1)(3)
(4) 76,918 278
Hadrian Automation, Series C-2, Acquisition Date: 12/19/25,
Cost $413 (1)(3)(4) 22,483 413
699
Automobiles  0.0%
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $149 (1)(3)
(4) 3,598 66
66
Business Services  0.7%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $1,011 (1)(3)(4) 21,331 1,004
Redwood Materials, Series D, Acquisition Date: 6/2/23,
Cost $193 (1)(3)(4) 4,046 190
1,194
Information Technology  0.0%
CelLink, Series D, Acquisition Date: 1/20/22, Cost $375 (1)(3)
(4) 18,014 12
12
Total Industrials & Business Services 1,971
Total Convertible Preferred Stocks (Cost $4,261) 1,971

T. ROWE PRICE Global Industrials Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  0.5%
Money Market Funds  0.5%
T. Rowe Price Government Reserve Fund, 3.77% (6)(7) 812,523 813
Total Short-Term Investments (Cost $813) 813
SECURITIES LENDING COLLATERAL  5.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 5.1%
Money Market Funds 5.1%
T. Rowe Price Treasury Reserve Fund, 3.75% (6)(7) 8,789,102 8,789
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 8,789
Total Securities Lending Collateral (Cost $8,789) 8,789
Total Investments in Securities
105.0% of Net Assets
(Cost $139,140) $ 180,183
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 3. All or a portion of this security is on loan at December 31, 2025.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $2,038 and represents 1.2% of net assets.
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6) Seven-day yield
(7) Affiliated Companies
BRL Brazilian Real
CHF Swiss Franc
CNH Offshore China Renminbi
CVA Dutch Certificate (Certificaten Van Aandelen)
DKK Danish Krone

T. ROWE PRICE Global Industrials Fund

.
.
.
.
.
.
.
.
.
.
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
TWD Taiwan Dollar

T. ROWE PRICE Global Industrials Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.77% $ — $ — $ 35 ++
T. Rowe Price Treasury Reserve Fund, 3.75% — — — ++
Totals $ — # $ — $ 35 +
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
T. Rowe Price Government
Reserve Fund, 3.77% $ 5,239 ¤ ¤ $ 813
T. Rowe Price Treasury
Reserve Fund, 3.75% — ¤ ¤ 8,789
Total $ 9,602 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $35 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $9,602.

T. ROWE PRICE Global Industrials Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $139,140) $ 180,183
Dividends receivable 111
Receivable for shares sold 103
Foreign currency (cost $48) 48
Other assets 222
Total assets 180,667
Liabilities
Obligation to return securities lending collateral 8,789
Investment management fees payable 100
Payable for shares redeemed 48
Due to affiliates 5
Other liabilities 107
Total liabilities 9,049
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 171,618
Net Assets Consist of:
Total distributable earnings (loss) $ 43,204
Paid-in capital applicable to 7,498,306 shares of $0.01 par
value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 128,414
NET ASSETS $ 171,618
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $72,046; Shares outstanding: 3,151,625) $ 22.86
I Class
(Net assets: $99,572; Shares outstanding: 4,346,681) $ 22.91

T. ROWE PRICE Global Industrials Fund
Statement of Operations

($000s)
Year
Ended
12/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $110) $ 1,894
Securities lending 7
Total income 1,901
Expenses
Investment management 1,042
Shareholder servicing
Investor Class $ 161
I Class 16 177
Prospectus and shareholder reports
Investor Class 12
I Class 6 18
Custody and accounting 223
Legal and audit 61
Registration 50
Miscellaneous 16
Waived / paid by Price Associates (258)
Total expenses 1,329
Net investment income 572

T. ROWE PRICE Global Industrials Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $10) 17,456
Foreign currency transactions 20
Net realized gain 17,476
Change in net unrealized gain / loss
Securities (net of decrease in deferred foreign taxes of $(19)) 14,818
Other assets and liabilities denominated in foreign currencies 21
Change in net unrealized gain / loss 14,839
Net realized and unrealized gain / loss 32,315
INCREASE IN NET ASSETS FROM OPERATIONS $ 32,887

T. ROWE PRICE Global Industrials Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 572 $ 878
Net realized gain 17,476 20,254
Change in net unrealized gain / loss 14,839 (11,398)
Increase in net assets from operations 32,887 9,734
Distributions to shareholders
Net earnings
Investor Class (5,507) (266)
I Class (7,891) (510)
Decrease in net assets from distributions (13,398) (776)
Capital share transactions
*
Shares sold
Investor Class 17,451 17,840
I Class 14,833 14,353
Distributions reinvested
Investor Class 5,426 263
I Class 7,711 498
Shares redeemed
Investor Class (27,851) (56,118)
I Class (11,256) (47,051)
Increase (decrease) in net assets from capital
share transactions 6,314 (70,215)
Net Assets
Increase (decrease) during period 25,803 (61,257)
Beginning of period 145,815 207,072
End of period $ 171,618 $ 145,815
*Share information (000s)
Shares sold
Investor Class 780 921
I Class 674 737
Distributions reinvested
Investor Class 236 12
I Class 335 24
Shares redeemed
Investor Class (1,298) (2,891)
I Class (514) (2,369)
Increase (decrease) in shares outstanding 213 (3,566)

T. ROWE PRICE Global Industrials Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Global Industrials
Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term growth of capital. The fund has two classes of shares: the Global Industrials Fund
(Investor Class) and the Global Industrials Fund–I Class (I Class). I Class
shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded

T. ROWE PRICE Global Industrials Fund

on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Global Industrials Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE Global Industrials Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment

T. ROWE PRICE Global Industrials Fund

and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 98,052 $ 70,491 $ 67 $ 168,610
Convertible Preferred Stocks — — 1,971 1,971
Short-Term Investments 813 — — 813
Securities Lending Collateral 8,789 — — 8,789
Total $ 107,654 $ 70,491 $ 2,038 $ 180,183

T. ROWE PRICE Global Industrials Fund

Following is a reconciliation of the fund’s Level 3 holdings for the year ended
December 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at December 31, 2025, totaled $(221,000) for the year ended December 31, 2025.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Ending
Balance
12/31/25
Investment in Securities
Common Stocks $ — $ 67 $ — $ 67
Convertible Preferred Stocks 1,846 (288) 413 1,971
Total $ 1,846 $ (221) $ 413 $ 2,038

T. ROWE PRICE Global Industrials Fund

resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2025, the value of loaned securities was $9,323,000; the aggregate value of collateral was $9,745,000 and consisted of cash collateral and related investments of
$8,789,000 and U.S. government securities of $956,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $128,243,000 and
$135,368,000, respectively, for the year ended December 31, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.

T. ROWE PRICE Global Industrials Fund

The tax character of distributions paid for the periods presented was as follows:
At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales. During the year ended December 31, 2025, the fund utilized $1,624,000 of capital loss carryforwards.
($000s)
December 31,
2025
December 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 657 $ 776
Long-term capital gain 12,741 —
Total distributions $ 13,398 $ 776
($000s)
Cost of investments $ 140,166
Unrealized appreciation $ 46,071
Unrealized depreciation (6,092)
Net unrealized appreciation (depreciation) $ 39,979
($000s)
Undistributed ordinary income $ 1,655
Undistributed long-term capital gain 1,570
Net unrealized appreciation (depreciation) 39,979
Total distributable earnings (loss) $ 43,204

T. ROWE PRICE Global Industrials Fund

NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.40%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2025, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total

T. ROWE PRICE Global Industrials Fund

expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $640,000 remain subject to repayment by the fund at December 31, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
Investor
Class I Class
Expense limitation/I Class Limit 1.05% 0.05%
Expense limitation date 02/28/27 02/28/27
(Waived)/repaid during the period ($000s) $(82) $(176)

T. ROWE PRICE Global Industrials Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended December 31,
2025, expenses incurred pursuant to these service agreements were $126,000 for Price Associates; $104,000 for T. Rowe Price Services, Inc.; and less than
$1,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE Global Industrials Fund

NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Global Industrials Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price Global Industrials Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Global Industrials Fund (one of the
funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Global Industrials Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodians and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Global Industrials Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $12,741,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $1,747,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $661,000 of the fund's income qualifies for the dividends-received deduction.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F153-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2026